Summary of significant accounting policies (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted cash
Restricted Cash	$ 0	$ 0
Accounts receivable, net
Allowance for Doubtful Accounts Receivable, Current	2,174	196
Other receivables and Prepayments
Allowance for uncollectible other receivables and prepayments	$ 39	0
Foreign currency translation
Term of single performance obligation satisfied over time	10 years
Unbilled Contracts Receivable	$ 0	$ 0
Minimum [Member]
Foreign currency translation
Actual electricity running cost (as a percent)	0.00%
Rebate (as a percent)	2.00%
Maximum [Member]
Foreign currency translation
Actual electricity running cost (as a percent)	40.00%
Rebate (as a percent)	20.00%
Maximum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-31
Foreign currency translation
Term of contract	10 years